Earnings (Loss) Per Share - Additional Information (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Class L [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding	122,077
Common Stock Class L [Member] | Dilutive Stock Options [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding	126,658	23,191	23,719
Common Stock Class A [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding	557,464	715,321
Common Stock Class A [Member] | Dilutive Stock Options [Member]
Earnings Per Share [Line Items]
Options to Purchase Common Stock Shares Outstanding	600,000	800,000	700,000